UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
California - 4.4%	San Francisco, California, City and County Airport Commission, International
	Airport Revenue Refunding Bonds, AMT, 2nd Series, 6.75%, 5/01/19	$ 500	$ 506,325
Florida - 117.1%	Arborwood Community Development District, Florida, Capital Improvement
	Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	225	189,745
	Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	500	433,010
	Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25%,
	11/01/20 (a)(b)	170	190,181
	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/34	250	166,042
	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series E, 5.90%, 10/01/39 (c)(d)(e)	500	464,080
	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (f)	300	272,991
	Capital Region Community Development District, Florida, Special Assessment
	Revenue Bonds, Series A, 7%, 5/01/39	125	105,269
	Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds
	(International Paper Company Projects), AMT, Series A, 5%, 8/01/26	455	290,158
	Florida Higher Educational Facilities Financing Authority Revenue Bonds
	(Flagler College, Inc. Project), 5.25%, 11/01/36 (g)	555	427,056
	Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (h)	700	641,060
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
	Improvement Bonds, Series A, 5.25%, 6/01/26	250	197,590
	Heritage Harbour North Community Development District, Florida, Capital
	Improvement Bonds, 6.375%, 5/01/38	250	185,517
	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT,
	Series A, 5.50%, 10/01/38 (i)	510	405,098
	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
	Series 1, 5.375%, 10/01/49 (c)(d)(e)	250	212,210
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
	Project), Series A, 5.65%, 5/15/18	150	139,975
	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds,
	AMT, Series A-1, 5.625%, 10/01/39 (c)(d)(e)	250	218,995
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (f)	500	437,360
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (i)	200	178,010
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/30	250	223,077
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/32	400	256,676

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family

BlackRock Investment Quality Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project),
	Series A, 6%, 7/01/25	$ 265	$ 210,990
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding
	Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	230	192,434
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (f)	300	235,125
	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds,
	AMT, Series A, 5.55%, 10/01/49 (c)(d)(e)	500	442,820
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/30 (i)	250	237,345
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series B, 5.649%, 10/01/31 (h)(j)	5,000	1,096,950
	Miami, Florida, Health Facilities Authority, Health System Revenue Bonds
	(Catholic Health East), Series C, 5.125%, 11/15/24	750	613,837
	New River Community Development District, Florida, Capital Improvement
	Revenue Bonds, Series B, 5%, 5/01/13	250	158,158
	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/37 (k)	500	441,205
	Orange County, Florida, Health Facilities Authority, Health Care Revenue
	Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	105	78,713
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 5.70%, 7/01/26	95	67,442
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Refunding
	Bonds (Orlando Regional Healthcare), Series B, 5.25%, 12/01/29 (f)	275	260,882
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent
	Contract Payments), Series A, 5.25%, 11/01/38 (i)	550	498,570
	Pine Ridge Plantation Community Development District, Florida, Capital
	Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	390	357,786
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare
	Health System, Inc.), 5.50%, 5/15/13 (l)	1,000	1,093,120
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%,
	10/01/35 (f)	750	656,738
	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393%,
	6/01/32 (k)(j)	1,000	219,720
	Suncoast Community Development District, Florida, Capital Improvement
	Revenue Bonds, Series A, 5.875%, 5/01/34	245	188,726
	Tolomato Community Development District, Florida, Special Assessment
	Bonds, 6.55%, 5/01/27	250	207,973
	Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5%, 11/01/32 (h)	750	628,703
			13,521,337
Nevada - 4.4%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO,
	6%, 7/01/38	500	509,125
New York - 2.2%	New York City, New York, City Municipal Water Finance Authority, Water and
	Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	250	249,185
South Carolina - 4.1%	South Carolina State Public Service Authority, Revenue Refunding Bonds,
	Series A, 5.50%, 1/01/38	500	476,950

BlackRock Investment Quality Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Texas - 4.2%	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
	Series K-1, 5.75%, 1/01/38 (i)	$ 500	$$482,170
Puerto Rico - 14.2%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/44	400	355,632
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5%,
	7/01/14 (l)	315	340,597
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5%, 7/01/34	185	148,413
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.50%, 2/01/12 (l)	745	793,894
			1,638,536
	Total Municipal Bonds - 150.6%		17,383,628
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (m)
Florida - 7.6%	Jacksonville Electric Authority, Florida, Saint John's River Power Park System
	Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	210	184,443
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-2, 6%, 9/01/40 (c)(d)(e)	495	478,343
	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A,
	5.90%, 9/01/40 (c)(d)(e)	240	214,662
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 7.6%		877,448
	Total Long-Term Investments (Cost - $20,903,484) - 158.2%		18,261,076
	Short-Term Securities	Shares
	CMA Florida Municipal Money Fund, 1.20% (n)(o)	2,420,675	2,420,675
	Total Short-Term Securities (Cost - $2,420,675) - 21.0%		2,420,675
	Total Investments (Cost - $23,324,159*) - 179.2%		20,681,751
	Liabilities in Excess of Other Assets - (12.6)%		(1,448,469)
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (4.8)%		(558,017)
	Preferred Shares, at Redemption Value - (61.8)%		(7,131,274)
	Net Assets Applicable to Common Shares - 100.0%		$11,543,991

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$22,659,468
	Gross unrealized appreciation	$239,680
	Gross unrealized depreciation	(2,772,547)
	Net unrealized depreciation	$(2,532,867)

(a)	FGIC Insured.

(b)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(c)	GNMA Collateralized.

(d)	FHLMC Collateralized.

(e)	FNMA Collateralized.

(f)	FSA Insured.

(g)	XL Capital Insured.

(h)	MBIA Insured.

(i)	Assured Guaranty Insured.

BlackRock Investment Quality Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)
(j)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(k)	AMBAC Insured.

(l)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(m)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Represents the current yield as of report date.

(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
CMA Florida Municipal Money Fund	1,901,412	$ 9,009

•	Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$2,420,675
Level 2	18,261,076
Level 3	-
Total	$20,681,751

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Investment Quality Municipal Income Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 19, 2008